Master Trust - Schedule of Net Investment Gain (Details) - EBP 258 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net increase (decrease) in assets	$ 38,504
Net assets:
Net assets available for benefits at beginning of year	245,936
Net assets available for benefits at end of year	281,133
Plan
EBP, Master Trust [Line Items]
Net investment income (loss)	3,404
Net transfers in (out)	(398)
Net increase (decrease) in assets	3,006
Net assets:
Net assets available for benefits at beginning of year	2,733
Net assets available for benefits at end of year	5,739
Master Trust
EBP, Master Trust [Line Items]
Net investment income (loss)	5,318
Net transfers in (out)	(504)
Net increase (decrease) in assets	4,814
Net assets:
Net assets available for benefits at beginning of year	4,297
Net assets available for benefits at end of year	$ 9,111